Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	$2,751	$2,634,682
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,127	1,956,960
TOTAL ASSET BACKED SECURITIES (Cost $4,856,048)		4,591,642
	Number of Shares
COMMON STOCKS — 62.0%
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	23,300	11,152,778
RTX Corp.	598,600	58,381,458
		69,534,236
Auto Parts & Equipment — 0.4%
Aurora Innovation, Inc.*	7,377,520	20,804,606
Banks — 1.6%
Morgan Stanley	295,800	27,852,528
The Goldman Sachs Group, Inc.	68,600	28,653,534
The PNC Financial Services Group, Inc.	187,651	30,324,402
		86,830,464
Biotechnology — 0.9%
Argenx S.E., ADR*	40,800	16,063,776
Biogen, Inc.*	157,965	34,061,993
		50,125,769
Building Materials — 0.6%
Martin Marietta Materials, Inc.	52,600	32,293,244
Chemicals — 0.9%
Linde PLC	98,978	45,957,465
Commercial Services — 0.1%
Equifax, Inc.	13,076	3,498,092
Computers — 1.5%
Apple, Inc.	462,863	79,371,747
Diversified Financial Services — 3.3%
Intercontinental Exchange, Inc.	442,536	60,817,723
Mastercard, Inc., Class A	127,353	61,329,384
Visa, Inc., Class A	185,256	51,701,244
		173,848,351
Electric — 4.2%
Ameren Corp.	707,152	52,300,962
CenterPoint Energy, Inc.	1,890,637	53,864,248
CMS Energy Corp.	173,297	10,456,741
DTE Energy Co.	350,426	39,296,772
Exelon Corp.	1,522,731	57,209,004
WEC Energy Group, Inc.	127,879	10,501,423
		223,629,150
	Number of Shares	Value†

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	129,506	$23,686,647
Electronics — 2.3%
Fortive Corp.	1,420,834	122,220,141
Environmental Control — 3.6%
Republic Services, Inc.	58,294	11,159,803
Veralto Corp.	838,696	74,358,787
Waste Connections, Inc.	607,876	104,560,751
		190,079,341
Gas — 0.3%
NiSource, Inc.	678,296	18,761,667
Healthcare Products — 5.3%
Avantor, Inc.*	587,542	15,023,449
Danaher Corp.	280,058	69,936,084
GE HealthCare Technologies, Inc.	457,654	41,605,325
Revvity, Inc.	961,479	100,955,295
Teleflex, Inc.	101,648	22,989,728
Thermo Fisher Scientific, Inc.	47,866	27,820,198
		278,330,079
Healthcare Services — 2.7%
Humana, Inc.	37,400	12,967,328
UnitedHealth Group, Inc.	257,943	127,604,402
		140,571,730
Insurance — 1.1%
Arthur J. Gallagher & Co.	40,200	10,051,608
Marsh & McLennan Cos., Inc.	232,061	47,799,925
		57,851,533
Internet — 6.4%
Alphabet, Inc., Class A*	975,871	147,288,210
Amazon.com, Inc.*	689,911	124,446,146
Meta Platforms, Inc., Class A	133,604	64,875,431
		336,609,787
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	137,767	29,387,079
Machinery — Diversified — 0.7%
Ingersoll Rand, Inc.	386,925	36,738,529
Miscellaneous Manufacturing — 1.1%
Teledyne Technologies, Inc.*	134,088	57,566,660
Oil & Gas — 2.9%
Canadian Natural Resources Ltd.	1,415,420	108,024,854
Chesapeake Energy Corp.	503,900	44,761,437
		152,786,291
Pharmaceuticals — 3.8%
AbbVie, Inc.	268,599	48,911,878
Becton Dickinson & Co.	424,654	105,080,632
Eli Lilly & Co.	62,100	48,311,316
		202,303,826

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Private Equity — 0.6%
KKR & Co., Inc.	311,397	$31,320,310
Retail — 1.4%
McDonald's Corp.	59,900	16,888,805
Yum! Brands, Inc.	408,899	56,693,846
		73,582,651
Semiconductors — 3.4%
Advanced Micro Devices, Inc.*	76,300	13,771,387
KLA Corp.	28,551	19,944,872
Lam Research Corp.	27,650	26,863,911
NVIDIA Corp.	109,900	99,301,244
NXP Semiconductors N.V.	85,086	21,081,758
		180,963,172
Software — 10.1%
Intuit, Inc.	102,900	66,885,000
Microsoft Corp.	627,520	264,010,214
PTC, Inc.*	295,208	55,776,600
Roper Technologies, Inc.	144,123	80,829,943
Salesforce, Inc.	223,426	67,291,443
		534,793,200
Water — 0.5%
Essential Utilities, Inc.	717,172	26,571,223
TOTAL COMMON STOCKS (Cost $2,636,866,519)		3,280,016,990

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Diversified — 0.3%
SBA Communications Corp. (Cost $13,449,142)	66,235	14,353,124

PREFERRED STOCKS — 0.4%
Auto Manufacturers — 0.3%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	15,151,545
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series D*,µ	5,068	128,018
Electric — 0.1%
CMS Energy Corp., 2078	170,878	4,136,956
CMS Energy Corp., 2079	97,823	2,423,076
SCE Trust IV, Series J (3 M ICE SOFR + 3.393%)*,µ,•	93,906	2,207,730
		8,767,762
TOTAL PREFERRED STOCKS (Cost $30,278,112)		24,047,325

	Par (000)	Value†
CORPORATE BONDS — 10.7%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	$2,612,744
4.875%, 01/15/29	528	508,842
3.625%, 01/15/31	435	382,722
		3,504,308
Aerospace & Defense — 0.7%
Howmet Aerospace, Inc.
5.900%, 02/01/27	1,719	1,743,970
3.000%, 01/15/29	3,096	2,794,951
TransDigm, Inc.
5.500%, 11/15/27	5,792	5,671,511
144A, 6.375%, 03/01/29@	13,731	13,791,128
144A, 7.125%, 12/01/31@	2,907	2,995,413
144A, 6.625%, 03/01/32@	10,810	10,925,148
		37,922,121
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	6,561	6,418,480
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	6,646	6,688,782
U.S. Airways Pass Through Trust,
Series 2012-2 Class A, 4.625%, 12/03/26	114	112,077
Series 2013-1 Class A, 3.950%, 05/15/27	2	1,851
United Airlines Pass Through Trust, Series 2012-1, Class A 4.150%, 10/11/25	1,068	1,066,997
		14,288,187
Auto Parts & Equipment — 0.2%
Clarios Global LP, 144A 6.750%, 05/15/25@	1,714	1,715,748
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,304	2,302,054
144A, 8.500%, 05/15/27@	7,465	7,474,802
		11,492,604
Biotechnology — 0.1%
Biogen, Inc. 3.150%, 05/01/50	5,922	3,967,317
Commercial Services — 0.2%
Gartner, Inc.
144A, 4.500%, 07/01/28@	2,224	2,118,762
144A, 3.625%, 06/15/29@	3,907	3,534,798
144A, 3.750%, 10/01/30@	1,222	1,093,979
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,226,048
Service Corp. International
4.625%, 12/15/27	479	463,014

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — (continued)
3.375%, 08/15/30	$2,557	$2,213,122
		12,649,723
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 3.875%, 09/01/28@	3,007	2,817,629
144A, 4.000%, 07/01/29@	2,064	1,924,069
5.950%, 08/04/33	1,530	1,583,630
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	507,236
		6,832,564
Diversified Financial Services — 0.0%
Intercontinental Exchange, Inc. 4.000%, 09/15/27	639	620,157
Electronics — 0.2%
Sensata Technologies BV
144A, 5.000%, 10/01/25@	3,150	3,110,657
144A, 4.000%, 04/15/29@	3,644	3,327,443
144A, 5.875%, 09/01/30@	2,750	2,689,595
Sensata Technologies, Inc.
144A, 4.375%, 02/15/30@	1,225	1,115,020
144A, 3.750%, 02/15/31@	3,006	2,599,404
		12,842,119
Entertainment — 0.8%
Cedar Fair LP 5.250%, 07/15/29	6,962	6,601,925
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
144A, 5.500%, 05/01/25@	5,103	5,083,665
5.375%, 04/15/27	8,262	8,139,525
6.500%, 10/01/28	5,484	5,495,846
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24@	375	372,494
Six Flags Entertainment Corp., 144A 5.500%, 04/15/27@	10,244	10,008,865
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	3,366	3,371,298
Vail Resorts, Inc., 144A 6.250%, 05/15/25@	1,597	1,597,343
		40,670,961
Environmental Control — 0.2%
GFL Environmental, Inc.
144A, 4.000%, 08/01/28@	2,597	2,393,851
144A, 4.750%, 06/15/29@	5,678	5,334,598
144A, 4.375%, 08/15/29@	2,045	1,884,508
144A, 6.750%, 01/15/31@	1,479	1,516,278
		11,129,235
Healthcare Products — 0.5%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	14,444	13,685,136
144A, 3.875%, 11/01/29@	3,940	3,551,400
	Par (000)	Value†

Healthcare Products — (continued)
GE HealthCare Technologies, Inc. 5.650%, 11/15/27	$1,333	$1,358,029
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	2,055,348
Medline Borrower LP/Medline Co-Issuer, Inc., 144A 6.250%, 04/01/29@	1,734	1,743,321
Teleflex, Inc.
4.625%, 11/15/27	4,309	4,143,147
144A, 4.250%, 06/01/28@	560	525,505
		27,061,886
Healthcare Services — 0.8%
Charles River Laboratories International, Inc.
144A, 4.250%, 05/01/28@	2,586	2,440,421
144A, 3.750%, 03/15/29@	4,718	4,305,594
144A, 4.000%, 03/15/31@	3,921	3,506,949
Heartland Dental LLC/Heartland Dental Finance Corp.
144A, 8.500%, 05/01/26@	7,448	7,349,486
144A, 10.500%, 04/30/28@	4,689	4,982,063
IQVIA, Inc.
144A, 5.000%, 05/15/27@	3,904	3,811,942
5.700%, 05/15/28	6,265	6,351,888
144A, 6.500%, 05/15/30@	2,377	2,426,023
Surgery Center Holdings, Inc.
144A, 10.000%, 04/15/27@	3,035	3,040,317
144A, 7.250%, 04/15/32@	2,019	2,035,855
		40,250,538
Insurance — 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
144A, 4.250%, 10/15/27@	1,500	1,412,244
144A, 6.750%, 10/15/27@	7,552	7,440,416
144A, 6.750%, 04/15/28@	11,147	11,224,238
144A, 5.875%, 11/01/29@	2,364	2,198,053
144A, 7.000%, 01/15/31@	14,791	14,944,324
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	2,175	2,030,060
AssuredPartners, Inc., 144A 7.500%, 02/15/32@	1,463	1,437,503
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	5,493	5,083,574
HUB International Ltd.
144A, 5.625%, 12/01/29@	3,503	3,284,814
144A, 7.250%, 06/15/30@	50,014	51,415,442
144A, 7.375%, 01/31/32@	29,454	29,652,343
Panther Escrow Issuer LLC, 144A 7.125%, 06/01/31@	5,772	5,874,338
Ryan Specialty LLC, 144A 4.375%, 02/01/30@	1,256	1,167,652
USI, Inc., 144A 7.500%, 01/15/32@	11,814	11,839,837
		149,004,838

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	$5,724	$5,678,153
Lodging — 0.7%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	2,392	2,383,904
144A, 5.750%, 05/01/28@	5,667	5,660,347
144A, 5.875%, 04/01/29@	3,464	3,469,657
144A, 3.750%, 05/01/29@	5,952	5,459,929
4.875%, 01/15/30	4,533	4,346,379
144A, 4.000%, 05/01/31@	7,406	6,629,124
144A, 3.625%, 02/15/32@	6,527	5,620,346
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	1,734	1,705,330
Marriott International, Inc. 3.125%, 06/15/26	372	355,632
		35,630,648
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,740	1,713,711
144A, 5.125%, 05/01/27@	25,401	24,166,899
144A, 5.000%, 02/01/28@	23,510	21,893,546
		47,774,156
Oil & Gas — 0.0%
Pioneer Natural Resources Co.
1.125%, 01/15/26	427	397,480
5.100%, 03/29/26	876	875,107
2.150%, 01/15/31	1,066	897,521
		2,170,108
Packaging and Containers — 0.1%
Ball Corp. 6.000%, 06/15/29	5,380	5,432,170
Pharmaceuticals — 0.1%
Becton Dickinson & Co. 3.700%, 06/06/27	1,836	1,764,682
PRA Health Sciences, Inc., 144A 2.875%, 07/15/26@	1,554	1,448,794
		3,213,476
Real Estate Investment Trusts — 0.4%
American Tower Corp. 1.500%, 01/31/28	524	457,667
SBA Communications Corp.
3.875%, 02/15/27	8,350	7,948,438
3.125%, 02/01/29	6,791	5,977,960
SBA Tower Trust, 144A 6.599%, 01/15/28@	256	262,381
VICI Properties LP 5.750%, 04/01/34	3,189	3,161,055
	Par (000)	Value†

Real Estate Investment Trusts — (continued)
VICI Properties LP/VICI Note Co., Inc.
144A, 5.750%, 02/01/27@	$1,270	$1,268,502
144A, 3.750%, 02/15/27@	1,100	1,042,706
144A, 4.125%, 08/15/30@	1,332	1,211,296
		21,330,005
Retail — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,514,103
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	3,900,659
3.625%, 03/15/31	4,955	4,386,264
4.625%, 01/31/32	9,823	9,067,606
5.375%, 04/01/32	10,196	9,876,652
6.875%, 11/15/37	3,145	3,461,368
5.350%, 11/01/43	6,988	6,695,129
		45,901,781
Software — 0.5%
Black Knight InfoServ LLC, 144A 3.625%, 09/01/28@	1,062	1,004,843
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	1,108	1,025,088
144A, 4.875%, 07/01/29@	795	735,497
MSCI, Inc.
144A, 4.000%, 11/15/29@	6,229	5,762,090
144A, 3.625%, 09/01/30@	2,876	2,551,493
144A, 3.875%, 02/15/31@	4,434	3,955,947
144A, 3.625%, 11/01/31@	4,030	3,496,196
144A, 3.250%, 08/15/33@	2,815	2,318,070
PTC, Inc., 144A 4.000%, 02/15/28@	1,943	1,816,759
UKG, Inc., 144A 6.875%, 02/01/31@	2,860	2,913,586
		25,579,569
TOTAL CORPORATE BONDS (Cost $563,337,489)		564,946,624

LOAN AGREEMENTS‡ — 10.7%
Aerospace & Defense — 0.1%
TransDigm, Inc.
(3 M SOFR + 3.250%), 8.571%, 02/22/27•	5,167	5,175,546
0.000%, 08/24/28×	762	764,084
		5,939,630
Airlines — 0.6%
Delta Air Lines, Inc. (3 M SOFR + 3.750%) 9.068%, 10/20/27•	9,654	9,947,677

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Airlines — (continued)
Mileage Plus Holdings LLC (3 M SOFR + 5.400%) 10.733%, 06/21/27•	$20,647	$21,235,498
		31,183,175
Commercial Services — 0.2%
Trans Union LLC
(1 M SOFR + 1.850%), 7.177%, 11/16/26•	9,720	9,710,215
0.000%, 12/01/28×	600	599,393
		10,309,608
Environmental Control — 0.6%
Filtration Group Corp.
(1 M EURIBOR + 4.250%), 8.080%, 10/21/28•	7,742	8,336,838
(1 M SOFR + 3.614%), 8.945%, 10/21/28•	9,851	9,866,166
(1 M SOFR + 4.364%), 9.695%, 10/21/28•	15,354	15,392,182
		33,595,186
Healthcare Products — 0.0%
Avantor Funding, Inc. (1 M SOFR + 2.350%) 7.680%, 11/08/27•	656	656,498
Medline Borrower LP 0.000%, 10/23/28×	1,156	1,158,336
		1,814,834
Healthcare Services — 0.9%
ADMI CORP (1 M SOFR + 5.750%) 11.080%, 12/23/27•	1,417	1,416,380
ADMI Corp.
(1 M SOFR + 3.489%), 8.820%, 12/23/27•	4,700	4,523,371
(1 M SOFR + 3.864%), 9.191%, 12/23/27•	9,487	9,151,280
Heartland Dental LLC (1 M SOFR + 5.000%) 10.329%, 04/28/28•	12,967	12,978,763
Loire Finco Luxembourg Sarl (1 M SOFR + 3.850%) 9.180%, 04/21/27•	2,826	2,755,239
Loire US Holdco 1, Inc. (1 M SOFR + 3.600%) 8.930%, 04/21/27•	15,730	15,336,770
		46,161,803
Insurance — 4.0%
Alliant Holdings Intermediate LLC (1 M SOFR + 3.500%) 8.827%, 11/06/30•	26,890	26,991,113
AmWINS Group, Inc. 0.000%, 02/19/28×	577	576,413
	Par (000)	Value†

Insurance — (continued)
AssuredPartners, Inc.
(1 M SOFR + 3.500%), 8.827%, 02/12/27•	$4,939	$4,941,904
(1 M SOFR + 3.614%), 8.942%, 02/12/27•	1,599	1,600,014
(1 M SOFR + 3.614%), 8.942%, 02/12/27•	924	925,194
(1 M SOFR + 3.750%), 9.077%, 02/12/27•	9,008	9,011,845
(1 M SOFR + 3.500%), 8.827%, 02/14/31•	5,851	5,856,104
BroadStreet Partners, Inc.
(1 M SOFR + 3.114%), 8.445%, 01/27/27•	5,877	5,890,361
(1 M SOFR + 3.750%), 9.080%, 01/29/29•	11,153	11,175,644
HUB International Ltd. (3 M SOFR + 3.250%) 8.574%, 06/20/30•	76,965	76,978,959
Ryan Specialty Group LLC (1 M SOFR + 2.750%) 8.080%, 09/01/27•	4,879	4,881,832
Truist Insurance Holdings LLC
0.000%, 03/24/31×	5,846	5,835,845
0.000%, 03/08/32×	14,663	14,736,584
USI, Inc.
(3 M SOFR + 3.000%), 8.302%, 11/22/29•	16,273	16,270,667
(3 M SOFR + 3.250%), 8.552%, 09/27/30•	25,587	25,594,798
		211,267,277
Lodging — 0.3%
Hilton Domestic Operating Co., Inc. (1 M SOFR + 1.850%) 7.179%, 06/21/28•	14,783	14,805,134
Media — 0.1%
Charter Communications Operating LLC (1 M SOFR + 1.750%) 7.076%, 02/01/27•	4,727	4,725,728
Retail — 0.6%
1011778 BC ULC (1 M SOFR + 2.250%) 7.580%, 09/20/30•	7,811	7,803,160
IRB Holding Corp. (1 M SOFR + 2.950%) 8.177%, 12/15/27•	22,005	21,999,493
		29,802,653
Software — 3.1%
Applied Systems, Inc.
(3 M SOFR + 3.500%), 8.809%, 02/24/31•	43,570	43,811,431

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — (continued)
(3 M SOFR + 5.250%), 10.559%, 02/23/32•	$6,134	$6,341,143
AthenaHealth Group, Inc. (1 M SOFR + 3.250%) 8.580%, 02/15/29•	19,736	19,523,249
Azalea TopCo, Inc.
(1 M SOFR + 3.614%), 8.942%, 07/24/26•	18,518	18,398,828
(1 M SOFR + 3.850%), 9.177%, 07/24/26•	3,393	3,371,300
(1 M SOFR + 3.864%), 9.192%, 07/24/26•	6,087	6,037,435
Epicor Software Corp.
(1 M SOFR + 3.364%), 8.692%, 07/30/27•	3,428	3,437,861
(1 M SOFR + 3.750%), 9.077%, 07/30/27•	608	611,058
Qualtrics Acquireco LLC (3 M SOFR + 3.500%) 8.809%, 06/28/30•	1,203	1,204,176
RealPage, Inc.
(1 M SOFR + 3.114%), 8.445%, 04/24/28•	6,576	6,393,385
(1 M SOFR + 6.614%), 11.945%, 04/23/29•	700	692,419
Severin Acquisition LLC (3 M SOFR + 3.250%) 8.563%, 08/01/27•	1,553	1,554,669
Sophia LP
(1 M SOFR + 4.350%), 8.926%, 10/07/27•	2,140	2,148,326
(1 M SOFR + 3.600%), 8.930%, 10/07/29•	11,464	11,507,118
Storable, Inc.
(3 M SOFR + 3.500%), 8.684%, 04/17/28•	2,210	2,210,710
(1 M SOFR + 3.500%), 8.830%, 04/17/28•	4,601	4,602,893
UKG, Inc. (3 M SOFR + 3.500%) 8.814%, 02/10/31•	32,594	32,748,697
		164,594,698
Telecommunications — 0.2%
SBA Senior Finance II LLC (1 M SOFR + 2.000%) 7.340%, 01/25/31•	9,375	9,389,742
TOTAL LOAN AGREEMENTS (Cost $561,547,076)		563,589,468

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Notes
3.375%, 05/15/33	158,751	148,853,399
3.875%, 08/15/33	154,748	150,782,388
4.500%, 11/15/33	196,531	201,075,779
	Par (000)	Value†

4.000%, 02/15/34	$94,905	$93,422,503
TOTAL U.S. TREASURY OBLIGATIONS (Cost $589,004,833)		594,134,069
	Number of Shares
SHORT-TERM INVESTMENTS — 5.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%)	12,629,068	12,629,068
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.550%)	259,465,349	259,465,349
TOTAL SHORT-TERM INVESTMENTS (Cost $272,094,417)		272,094,417
TOTAL INVESTMENTS — 100.6% (Cost $4,671,433,636)		$5,317,773,659
Other Assets & Liabilities — (0.6)%		(30,057,740)
TOTAL NET ASSETS — 100.0%		$5,287,715,919
Number of Contracts
WRITTEN OPTIONS — (0.3)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(10,176,670))	9,910	$(15,959,453)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $446,391,325, which represents 8.4% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $15,151,545 which represented 0.3% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$15,151,545
µ	Perpetual security with no stated maturity date.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2024. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2024, at which time the interest rate, based on the LIBOR/SOFR and the agreed upon spread on trade date, will be reflected.
ADR— American Depositary Receipt.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
ICE— Intercontinental Exchange.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.

Open written options contracts held by the Fund at March 31, 2024 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
AbbVie, Inc.(3)	403	$6,448,000	$160	01/17/25	$(1,122,355)
AbbVie, Inc.(3)	404	10,791,000	165	01/17/25	(995,860)
AbbVie, Inc.(5)	250	4,125,000	165	01/17/25	(616,250)
AbbVie, Inc.(5)	249	4,233,000	170	01/17/25	(519,165)
AbbVie, Inc.(3)	510	8,925,000	175	01/17/25	(951,150)
Arthur J Gallagher & Co.(5)	291	7,275,000	250	11/15/24	(512,160)
Danaher Corp.(6)	205	6,150,000	300	01/17/25	(161,950)
Exelon Corp.(5)	62	291,400	47	06/21/24	(124)
Intercontinental Exchange, Inc.(3)	410	5,125,000	125	01/17/25	(824,100)
Intercontinental Exchange, Inc.(3)	410	5,330,000	130	01/17/25	(684,700)
Intercontinental Exchange, Inc.(1)	303	4,242,000	140	01/17/25	(321,180)
Intercontinental Exchange, Inc.(1)	302	4,379,000	145	01/17/25	(252,170)
Linde PLC(7)	94	4,136,000	440	01/17/25	(500,080)
Linde PLC(7)	94	4,230,000	450	01/17/25	(455,900)
Linde PLC(7)	124	5,704,000	460	01/17/25	(510,880)
Linde PLC(7)	124	5,952,000	480	01/17/25	(381,920)
Marsh & McLennan Cos., Inc.(4)	130	2,730,000	210	07/19/24	(83,200)
Marsh & McLennan Cos., Inc.(4)	130	2,860,000	220	07/19/24	(39,000)
Marsh & McLennan Cos., Inc.(4)	534	11,214,000	210	12/20/24	(678,180)
Mastercard, Inc.(5)	79	3,792,000	480	01/17/25	(348,785)
Mastercard, Inc.(5)	78	3,822,000	490	01/17/25	(312,000)
Mastercard, Inc.(5)	78	3,900,000	500	01/17/25	(261,690)
McDonald's Corp.(6)	200	6,400,000	320	01/17/25	(115,800)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
McDonald's Corp.(6)	200	$6,500,000	$325	01/17/25	$(87,800)
McDonald's Corp.(6)	199	6,567,000	330	01/17/25	(69,849)
Northrop Grumman Corp.(2)	233	11,417,000	490	01/17/25	(827,150)
NXP Semiconductors N.V.(7)	46	1,012,000	220	06/21/24	(152,720)
Republic Services, Inc.(7)	59	1,003,000	170	07/19/24	(129,800)
Republic Services, Inc.(7)	59	1,032,500	175	07/19/24	(114,460)
Roper Technologies, Inc.(3)	115	6,670,000	580	12/20/24	(379,500)
Roper Technologies, Inc.(3)	161	9,660,000	600	12/20/24	(312,340)
Roper Technologies, Inc.(3)	46	2,852,000	620	12/20/24	(55,200)
Roper Technologies, Inc.(3)	46	2,944,000	640	12/20/24	(32,200)
Salesforce, Inc.(4)	31	713,000	230	06/21/24	(227,540)
Salesforce, Inc.(4)	31	744,000	240	06/21/24	(199,020)
Thermo Fisher Scientific, Inc.(5)	88	5,720,000	650	01/17/25	(221,760)
UnitedHealth Group, Inc.(3)	201	11,658,000	580	01/17/25	(262,305)
UnitedHealth Group, Inc.(5)	220	13,200,000	600	01/17/25	(198,000)
Visa, Inc.(4)	15	375,000	250	06/21/24	(49,620)
Visa, Inc.(4)	15	390,000	260	06/21/24	(35,100)
Visa, Inc.(4)	126	3,843,000	305	01/17/25	(153,720)
Visa, Inc.(4)	126	3,906,000	310	01/17/25	(136,080)
Visa, Inc.(4)	125	3,937,500	315	01/17/25	(108,750)
Yum! Brands, Inc.(7)	260	3,640,000	140	01/17/25	(260,000)
Yum! Brands, Inc.(7)	731	14,819,000	145	01/17/25	(540,940)
Yum! Brands, Inc.(5)	291	4,219,500	145	01/17/25	(215,340)
Yum! Brands, Inc.(7)	731	15,330,000	150	01/17/25	(387,430)
Yum! Brands, Inc.(5)	291	4,365,000	150	01/17/25	(154,230)
Total Written Options					$(15,959,453)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS Securities
(7)	Counterparty - Wells Fargo